Note 6 - Long-term Debt - Summary of Long-term Debt (Details) - USD ($)	Jun. 30, 2017	Dec. 31, 2016
Long-term debt, gross	$ 62,918,757	$ 50,356,915
Less: Current portion	(11,432,972)	(5,697,915)
Long-term portion	51,485,785	44,659,000
Deferred Charges, current portion	282,976	148,697
Deferred charges, long-term portion	483,929	292,024
Long-term debt, current portion net of deferred charges	11,149,996	5,549,218
Long-term debt, long-term portion net of deferred charges	51,001,856	44,366,976
Debt discount	(487,900)
Long-term debt, long-term portion net of deferred charges and debt discount	50,513,956	44,366,976
Long-term debt, gross	62,918,757	50,356,915
Euroseas Ltd [Member]
Long-term debt, gross		2,000,000
Long-term debt, gross		2,000,000
Xingang Shipping Ltd. / Joanna Maritime Ltd. [Member]
Long-term debt, gross		1,103,915
Long-term debt, gross		1,103,915
Pantelis Shipping Corp. Borrower [Member]
Long-term debt, gross	4,440,000	4,840,000
Long-term debt, gross	4,440,000	4,840,000
Noumea Shipping Ltd. Borrower [Member]
Long-term debt, gross	6,360,000	6,360,000
Long-term debt, gross	6,360,000	6,360,000
Eirini Shipping Ltd. / Eleni Shipping Ltd. / Areti Shipping Ltd and Pantelis Shipping Corp. [Member]
Long-term debt, gross	11,600,000	11,600,000
Long-term debt, gross	11,600,000	11,600,000
Allendale Investments S.A. [Member]
Long-term debt, gross	12,200,000	13,120,000
Long-term debt, gross	12,200,000	13,120,000
Ultra One Shipping Ltd. [Member]
Long-term debt, gross	10,702,757
Long-term debt, gross	10,702,757
Gregos Shipping Ltd [Member]
Long-term debt, gross	4,750,000
Long-term debt, gross	4,750,000
Kamsarmax One Shipping Ltd. [Member]
Long-term debt, gross	12,866,000	13,333,000
Long-term debt, gross	$ 12,866,000	$ 13,333,000